Consolidated Variable Interest Entities (Tables)	12 Months Ended
Dec. 31, 2018
Consolidated Variable Interest Entities Disclosure [Abstract]
Schedule of Variable Interest Entities
Our consolidated balance sheets included the assets and liabilities of these entities, which primarily comprised the following:

	December 31,
	2018	2017
	(in millions)
Cash and cash equivalents	$71	$73
Accounts receivable, net	15	16
Property and equipment, net	68	57
Deferred income tax assets	53	56
Other non-current assets	58	57
Accounts payable, accrued expenses and other	41	43
Long-term debt(1)	205	212
Other long-term liabilities	15	13

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(1)	Includes capital lease obligations of $187 million and $191 million as of December 31, 2018 and 2017, respectively.